Accounts receivable	6 Months Ended
Jun. 30, 2020
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable
Accounts receivable
Accounts receivable as of June 30, 2020 include unbilled revenue of $48,680 (December 31, 2019 - $80,295) from the Company’s regulated utilities. Accounts receivable as of June 30, 2020 are presented net of allowance for doubtful accounts of $10,555 (December 31, 2019 - $4,939).